Financial risk management and financial instruments - Commodity Price Risk (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($) $ / bbl	Jun. 30, 2018 USD ($) $ / bbl	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)
Crude oil futures
Financial risk management and financial instruments
Contract/Notional amount	$ 92	$ 194	R 1,521	R 2,792
Fair value			(27)	(91)
Other commodity derivatives
Financial risk management and financial instruments
Contract/Notional amount			254
Fair value			21
Maximum
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	86.16	80.29
Average
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	68.63	63.62
Minimum
Financial risk management and financial instruments
Dated Brent Crude price | $ / bbl	50.21	46.53
Within one year | Crude oil futures
Financial risk management and financial instruments
Fair value			(27)	R (91)
Within one year | Other commodity derivatives
Financial risk management and financial instruments
Fair value			R 21